Net sales revenues (Tables)	12 Months Ended
Dec. 31, 2017
Net sales revenues (Tables) [Abstract]
Schedule of summary of net sales revenues

27.              Net sales revenues

	2017	2016	2015
Sales revenue
Domestic market	34,983,265	32,293,042	30,366,378
Foreign market	23,297,304	23,084,703	23,159,820
	58,280,569	55,377,745	53,526,198
Sales and services deductions
Taxes
Domestic market	(8,663,707)	(7,316,325)	(6,214,041)
Foreign market	(33,798)	(102,831)	(122,776)
Costumers rebates
Domestic market	(35,538)	(25,400)	(12,900)
Foreign market	(60,990)	(23,820)	(16,552)
Sales returns
Domestic market	(125,153)	(168,625)	(167,515)
Foreign market	(100,789)	(76,756)	(112,425)
	(9,019,975)	(7,713,757)	(6,646,209)

Net sales and services revenue	49,260,594	47,663,988	46,879,989

Schedule of net sales revenue by country

(a)             Net sales revenue by country

	2017	2016	2015

Brazil	26,147,559	24,640,077	23,729,106
United States	8,539,972	7,965,209	9,601,157
Argentina	1,336,440	1,244,267	1,339,775
United Kingdom	202,830	589,725	2,438,148
Germany	1,192,287	1,198,760	1,239,286
Mexico	3,408,385	2,075,695	967,829
Italy	604,546	667,265	561,347
Netherlands	333,134	262,289	622,436
Singapore	542,866	1,101,156	1,017,128
Switzerland	415,729	227,504	334,422
Colombia	340,396	369,359	278,304
Spain	282,854	342,154	391,097
Chile	554,237	522,796	503,650
Peru	493,654	397,186	351,097
Uruguay	122,251	122,783	327,533
Japan	126,956	1,631,564	904,903
Poland	231,716	252,508	199,115
Paraguay	174,783	185,432	170,834
France	166,314	236,727	268,239
Bolivia	163,862	211,382	194,865
Canada	235,612	242,492	184,752
South Korea	339,430	254,512	74,567
Other	3,304,781	2,923,146	1,180,399
	49,260,594	47,663,988	46,879,989

(b)             Net sales revenue by product

Schedule of net sales revenue by product
	2017	2016	2015

PE/PP	33,105,714	30,790,364	28,226,087
Ethylene, Propylene	3,351,805	2,906,796	2,999,090
Naphtha, condensate and crude oil	135,165	2,582,257	4,587,944
Benzene, toluene and xylene	2,683,406	2,411,031	2,538,993
PVC/Caustic Soda/EDC	3,066,879	3,016,390	2,780,075
ETBE/Gasoline	2,433,360	2,058,952	1,722,391
Butadiene	1,819,387	1,315,892	1,000,376
Cumene	578,482	501,958	583,608
Solvents	401,455	379,745	431,264
Other	1,684,941	1,700,603	2,010,161
	49,260,594	47,663,988	46,879,989